RELATED PARTY TRANSACTIONS - Consolidated Statements of Financial Position (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Trade and other receivables	€ 20,072	€ 18,641
Trade payables and other liabilities	(19,946)	(21,846)
Deferred consideration - current	(1,244)	(1,513)
Deferred consideration - Noncurrent	0	(1,426)
Loans payable	(6,579)
Key Managerial Personnel, Board of Directors and Wild Streak and Spin Vendors
RELATED PARTY TRANSACTIONS
Trade and other receivables		40
Trade payables and other liabilities	(1,857)	(1,945)
Deferred consideration - current	(1,244)	(1,513)
Deferred consideration - Noncurrent		(1,426)
Loans payable	(6,579)
Net related party payable	€ (9,680)	€ (4,844)